Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT FUNDS
Entity Central Index Key	0000824036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000018545
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Trading Symbol	RIFAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 625,574,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 2,155,000
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$625,574 Total Number of Portfolio Holdings 495 Total Advisory Fees Paid (thousands) $2,155 Portfolio Turnover Rate41%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.1)%
Short-Term Investments	3.4%
Common Stocks	101.5%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.9%
Consumer Discretionary	14.9%
Financial Services	14.6%
Health Care	9.5%
Producer Durables	7.7%
Materials and Processing	4.1%
Consumer Staples	3.8%
Energy	3.7%
Utilities	3.3%
Other	(1.5)%

C000018546
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Trading Symbol	RIFBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
AssetsNet	$ 194,948,000
Holdings Count | Holding	1,108
Advisory Fees Paid, Amount	$ 878,000
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$194,948 Total Number of Portfolio Holdings 1,108 Total Advisory Fees Paid (thousands) $878 Portfolio Turnover Rate46%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(3.8)%
Short-Term Investments	4.8%
Common Stocks	98.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	21.6%
Producer Durables	17.2%
Health Care	16.5%
Technology	13.2%
Consumer Discretionary	12.3%
Materials and Processing	8.1%
Energy	3.9%
Utilities	3.2%
Consumer Staples	2.8%
Other	1.2%

C000018547
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Trading Symbol	RIFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$55	1.02%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
AssetsNet	$ 386,781,000
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 1,592,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$386,781 Total Number of Portfolio Holdings 561 Total Advisory Fees Paid (thousands) $1,592 Portfolio Turnover Rate22%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	5.1%
Common Stocks	92.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United States	9.8%
United Kingdom	9.5%
Germany	8.4%
France	8.3%
Netherlands	4.4%
Switzerland	3.8%
Canada	3.6%
China	3.3%
Italy	3.0%
Other Common Stocks	22.3%
Other	7.8%

C000018549
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Trading Symbol	RIFDX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 868,855,000
Holdings Count | Holding	1,039
Advisory Fees Paid, Amount	$ 2,355,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$868,855 Total Number of Portfolio Holdings 1,039 Total Advisory Fees Paid (thousands) $2,355 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(1.4)%
Short-Term Investments	18.7%
Long-Term Fixed Income Investments	82.7%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.4%
Corporate Bonds and Notes	24.9%
International Debt	14.0%
Non-US Bonds	6.9%
United States Government Treasuries	6.0%
Asset-Backed Securities	4.2%
United States Government Agencies	0.3%
Other	17.3%

C000018548
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Trading Symbol	RIFSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 973,490,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 3,756,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$973,490 Total Number of Portfolio Holdings 140 Total Advisory Fees Paid (thousands) $3,756 Portfolio Turnover Rate34%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.4%
Short-Term Investments	4.3%
Common Stocks	94.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	58.1%
Japan	9.4%
Australia	5.9%
United Kingdom	4.3%
Hong Kong	3.0%
Singapore	2.9%
France	2.5%
Germany	2.5%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.8%
Other	5.7%

C000047304
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Trading Symbol	RIFGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 66,320,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 65,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$66,320 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $65 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.9%
International Equities	20.6%
Domestic Equities	15.6%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

C000047305
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Trading Symbol	RIFHX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 216,033,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 208,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$216,033 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $208 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	35.2%
Fixed Income	33.2%
Domestic Equities	20.7%
Multi-Asset	7.0%
Alternative	3.9%

C000047306
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Trading Symbol	RIFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Aggressive Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 181,476,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 176,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$181,476 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $176 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Domestic Equities	32.7%
Fixed Income	14.3%
Multi-Asset	7.9%
Alternative	4.9%

C000047307
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Trading Symbol	RIFJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.
Additional Information Phone Number	1-800-787-7354
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Aggressive Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 51,820,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 49,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$51,820 Total Number of Portfolio Holdings 10 Total Advisory Fees Paid (thousands) $49 Portfolio Turnover Rate12%
Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.0%
Domestic Equities	38.8%
Multi-Asset	8.0%
Alternative	5.4%
Fixed Income	4.9%
Other	(0.1)%